UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21024

Active Assets Institutional Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2013

Date of reporting period: March 28, 2013

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (57.3%)
$100,000	ABN Amro Securities LLC, (dated 03/28/13; proceeds $100,002,222; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.50% - 1.05% due 05/01/15 - 03/28/16; Federal Home Loan Mortgage Corporation 1.00% - 1.38% due 02/25/14 - 07/28/17; Federal National Mortgage Association 0.88% due 08/28/17; Tennessee Valley Authority 4.50% due 04/01/18; and U.S. Government Obligations; U.S. Treasury Bonds 3.88% - 6.13% due 08/15/29 - 08/15/40; U.S. Treasury Notes 0.13% - 2.38% due 04/15/13 - 06/30/18; valued at $101,989,226)	0.20%		04/01/13	$100,000,000
8,500	Bank of Montreal, (dated 03/14/13; proceeds $8,500,727; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 09/26/13; valued at $8,670,008) (Demand 04/04/13)	0.14	(a)	04/05/13	8,500,000
35,000	Bank of Montreal, (dated 03/28/13; proceeds $35,001,021; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 02/01/41; Federal National Mortgage Association 5.50% due 11/01/35; valued at $36,025,139)	0.15		04/04/13	35,000,000
10,000	Bank of Montreal, (dated 02/04/13; proceeds $10,003,667; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 5.00% due 07/01/35 - 07/02/35; valued at $10,338,651) (Demand 04/04/13)	0.15	(a)	05/03/13	10,000,000
8,000	Bank of Montreal, (dated 03/08/13; proceeds $8,001,171; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 09/26/13; valued at $8,160,019) (Demand 04/04/13)	0.17	(a)	04/08/13	8,000,000
40,000	Bank of Nova Scotia, (dated 01/11/13; proceeds $40,067,433; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 12/01/26 - 12/01/42; Federal National Mortgage Association 2.50% - 5.00% due 09/01/27 - 01/01/43; valued at $41,296,931) (Demand 04/04/13)	0.17	(a)	01/03/14	40,000,000
30,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $30,057,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 08/01/42; Federal National Mortgage Association 2.50% - 5.00% due 11/01/27 - 01/01/43; valued at $30,978,395) (Demand 04/04/13)	0.19	(a)	01/02/14	30,000,000
5,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $5,010,083; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 06/01/42; Federal National Mortgage Association 2.50% - 4.50% due 11/01/27 - 08/01/41; valued at $5,190,881) (Demand 04/04/13)	0.20	(a)	03/04/14	5,000,000

Active Assets Institutional Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$30,000	Bank of Nova Scotia, (dated 09/20/12; proceeds $30,062,650; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.50% due 08/01/26 - 12/01/42; Federal National Mortgage Association 2.50% - 5.00% due 10/01/26 - 01/01/43; valued at $30,960,522) (Demand 04/04/13)	0.21	(a)%	09/13/13	$30,000,000
23,000	Bank of Nova Scotia, (dated 08/06/12; proceeds $23,055,200; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 5.50% due 08/01/26 - 12/01/42; Federal National Mortgage Association 3.00% - 5.00% due 06/01/34 - 01/01/43; valued at $23,708,266) (Demand 04/04/13)	0.24	(a)	08/01/13	23,000,000
55,000	Barclays Capital, Inc., (dated 03/28/13; proceeds $55,001,176; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 7.00% due 09/01/27 - 01/01/36; Federal National Mortgage Association 3.50% - 6.00% due 05/01/21 - 10/01/42; Government National Mortgage Association Zero Coupon due 06/20/61; valued at $56,650,001)	0.11		04/04/13	55,000,000
12,000	BNP Paribas Securities Corp., (dated 02/20/13; proceeds $12,008,443; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.38% - 6.00% due 08/01/20 - 07/01/41; Federal National Mortgage Association 2.29% - 6.50% due 12/01/20 - 07/01/47; Government National Mortgage Association 3.00% due 10/20/42; valued at $12,360,000) (Demand 04/04/13)	0.17	(a)	07/19/13	12,000,000
25,000	BNP Paribas Securities Corp., (dated 01/08/13; proceeds $25,022,625; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.50% due 04/01/18 - 09/01/40; Federal National Mortgage Association 2.02% - 6.50% due 07/01/17 - 09/01/42; valued at $25,750,000) (Demand 04/04/13)	0.18	(a)	07/08/13	25,000,000
6,000	BNP Paribas Securities Corp., (dated 12/06/12; proceeds $6,006,033; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.45% - 6.00% due 04/01/17 - 11/01/39; Federal National Mortgage Association 3.50% - 6.00% due 08/01/18 - 08/01/42; valued at $6,180,000) (Demand 04/04/13)	0.20	(a)	06/05/13	6,000,000
23,000	BNP Paribas Securities Corp., (dated 10/24/12; proceeds $23,023,837; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.36% - 6.50% due 12/01/18 - 11/01/42; Federal National Mortgage Association 2.42% - 6.00% due 07/01/18 - 02/01/43; valued at $23,690,000) (Demand 04/04/13)	0.21	(a)	04/24/13	23,000,000

Active Assets Institutional Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$6,000	BNP Paribas Securities Corp., (dated 12/04/12; proceeds $6,006,184; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 6.00% due 07/01/17 - 10/01/40; Federal National Mortgage Association 4.00% - 6.50% due 02/01/18 - 02/01/41; valued at $6,180,000) (Demand 04/04/13)	0.21	(a)%	06/03/13	$6,000,000
16,457	BNP Paribas Securities Corp., (dated 03/28/13; proceeds $16,457,421; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 06/15/39; valued at $16,958,063)	0.23		04/01/13	16,457,000
20,000	Credit Agricole Corp., (dated 03/27/13; proceeds $20,000,544; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 11/30/15; valued at $20,388,089)	0.14		04/03/13	20,000,000
35,000	Deutsche Bank Securities, Inc., (dated 03/28/13; proceeds $35,000,817; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 08/20/42; valued at $36,088,208)	0.12		04/04/13	35,000,000
15,000	Goldman Sachs & Co., (dated 03/27/13; proceeds $15,000,292; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.50% due 05/20/41; valued at $15,447,407)	0.10		04/03/13	15,000,000
10,000	Goldman Sachs & Co., (dated 03/26/13; proceeds $10,000,253; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 12/01/42; valued at $10,325,527)	0.13		04/02/13	10,000,000
30,000	ING Financial Markets LLC, (dated 03/26/13; proceeds $30,001,050; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.01% - 2.21% due 02/01/43 - 03/01/43; valued at $30,900,061)	0.18		04/02/13	30,000,000
8,000	Merrill Lynch Pierce Fenner & Smith, (dated 03/01/13; proceeds $8,008,267; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 01/31/17; valued at $8,160,041) (Demand 04/04/13)	0.20	(a)	09/03/13	8,000,000
210,000	Mizuho Securities USA, Inc., (dated 03/28/13; proceeds $210,007,000; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 5.00% due 05/15/40 - 09/20/40; valued at $215,892,946)	0.30		04/01/13	210,000,000
15,000	RBC Capital Markets LLC, (dated 03/25/13; proceeds $15,000,321; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 5.25% due 11/15/28; U.S. Treasury Notes 1.50% - 1.75% due 12/31/13 - 07/31/15; valued at $15,274,660)	0.11		04/01/13	15,000,000
25,000	RBC Capital Markets LLC, (dated 02/26/13; proceeds $25,010,111; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.77% - 3.76% due 01/01/40 - 12/01/42; Government National Mortgage Association 5.50% - 6.00% due 12/15/39 - 02/15/40; valued at $25,762,261)	0.16		05/28/13	25,000,000

Active Assets Institutional Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$14,000	RBC Capital Markets LLC, (dated 02/20/13; proceeds $14,002,644; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.41% - 3.50% due 09/01/41 - 12/01/42; Federal National Mortgage Association 2.87% due 10/01/41; Government National Mortgage Association 2.50% - 5.00% due 08/20/40 - 03/20/42; valued at $14,570,738)	0.17%			04/01/13	$14,000,000
20,000	RBC Capital Markets LLC, (dated 02/21/13; proceeds $20,003,683; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.87% - 3.00% due 10/01/41 - 03/01/43; Government National Mortgage Association 5.00% due 08/20/40; valued at $20,813,797)	0.17			04/01/13	20,000,000

	Total Repurchase Agreements (Cost $834,957,000)					834,957,000

				DEMAND DATE (b)
	U.S. Agency Securities (39.7%)
	Federal Home Loan Bank
32,500		0.08		—	04/24/13	32,498,339
34,000		0.09		—	04/19/13	33,998,555
30,000		0.09		—	04/24/13	29,998,371
14,750		0.09		—	04/03/13	14,749,924
13,500		0.11		—	04/05/13	13,499,835
17,000		0.11		—	07/16/13	16,998,719
14,000		0.11		—	07/25/13	13,999,079
14,000		0.12		—	08/09/13	13,993,883
13,500		0.12		—	08/19/13	13,498,033
5,000		0.13		—	08/09/13	4,997,743
20,000		0.14		—	06/17/13	19,999,914
10,000		0.15		—	04/05/13	9,999,981
18,000		0.15		—	05/15/13	17,999,820
7,000		0.15		—	08/30/13	6,995,743
12,000		0.15		—	09/27/13	11,999,599
10,000		0.16		—	04/10/13	9,999,600
11,000		0.16		—	04/19/13	10,999,120
14,000		0.16		—	04/25/13	14,000,069
15,000		0.16		—	05/23/13	14,999,764
12,000		0.17		—	04/17/13	11,999,120
10,000		0.17		—	04/19/13	9,999,140
7,000		0.17	(a)	04/01/13	09/04/13	7,000,000
12,000		0.18		—	08/20/13	11,999,442
7,200		0.20	(a)	04/01/13	12/06/13	7,198,260
8,250		0.24		—	04/12/13	8,250,262
	Federal Home Loan Mortgage Corporation
52,000		0.06		—	04/04/13	51,999,762
20,000		0.14		—	05/06/13	19,997,375
10,500		0.14		—	07/09/13	10,495,958
20,000		0.14	(a)	04/13/13	09/13/13	19,998,273
18,000		0.15		—	04/03/13	17,999,850
8,000		0.88		—	10/28/13	8,033,125
20,500		1.63		—	04/15/13	20,511,554
2,500		3.50		—	05/29/13	2,513,565
12,719		4.50		—	07/15/13	12,877,664
	Federal National Mortgage Association
7,500		0.11		—	04/01/13	7,500,000
8,000		0.14		—	08/14/13	7,995,800

Active Assets Institutional Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$11,000		0.15%	—	08/21/13	$10,993,492
15,000		0.15	—	09/03/13	14,990,312
10,000		0.17	—	04/17/13	9,999,236

	Total U.S. Agency Securities (Cost $577,578,281)				577,578,281

	U.S. Treasury Security (2.9%)
	U.S. Treasury Notes
5,000		0.75		03/31/13	5,000,000
21,000		1.75		04/15/13	21,012,922
17,000		2.50		03/31/13	17,000,000

	Total U.S. Treasury Securities (Cost $43,012,922)				43,012,922

	Total Investments (Cost $1,455,548,203) (c)			99.9%	1,455,548,203
	Other Assets in Excess of Liabilities			0.1	747,500

	Net Assets			100.0%	$1,456,295,703

R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Active Assets Institutional Government Securities Trust

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments – Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$834,957,000	$—	$834,957,000
U.S. Agency Securities	—	577,578,281	—	577,578,281
U.S. Treasury Security	—	43,012,922	—	43,012,922
Total Assets	$—	$1,455,548,203	$—	$1,455,548,203

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013